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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


         Report for the Calendar Year or Quarter Ended December 31, 1999

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|


Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


1620 Independent Square              Jacksonville           FL             32202
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Thad L. McNulty                      904-355-7700                      President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Jacksonville and State of Florida on the 12th day of February, 1999.


                                      Trinity Capital of Jacksonville, Inc.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ THAD L. MCNULTY
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                          Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1.                                      6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


                                                                 SEC 1685 (5/91)

RPT: #34                                     TRINITY CAPITAL OF JACKSONVILLE, INC.                        TOP ACCOUNT      C02296694
                                             VALUATION REPORT - WITH VOTING RIGHTS                        BASE CURRENCY:   USD
                                                      DECEMBER 31, 1999

ITEM 1                         ITEM 2      ITEM 3      ITEM 4         ITEM 5           ITEM 6           ITEM 7        ITEM 8
------                         ------      ------      ------         ------           ------           ------        ------
                               TITLE                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                OF                      FAIR         SHARES OR   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  OTHER
NAME OF ISSUER                 CLASS       CUSIP       MARKET        PRINCIPAL   (A)     (B)      (C)    GERS    (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
GLOBAL CROSSING LTD
COMMON STOCK                               G3921A100   7,000,000     140,000     140,000                        140,000
GLOBALSTAR TELECOMMUNICATION
COMMON STOCK                               G3930H104   4,664,000     106,000     106,000                        106,000
TERRA NOVA (BERMUDA) HLDGS-A
COMMON STOCK                               G87615103   12,600,000    420,000     420,000                        420,000
XL CAPITAL LTD CL-A
COMMON STOCK                               G98255105   13,487,500    260,000     260,000                        260,000
ACTV INCORPORATED (NEW)
COMMON STOCK                               00088E104   3,198,125     70,000      70,000                         70,000
AT&T CORP LIBERTY MEDIA GROUP
COMMON STOCK                               001957208   36,928,125    650,000     650,000                        650,000
AIRTRAN HOLDINGS INC
COMMON STOCK                               00949P108   294,528       65,000      65,000                         65,000
AMERITRADE HOLDING CORP CL-A
COMMON STOCK                               03072H109   4,988,125     230,000     230,000                        230,000
AMGEN INC
COMMON STOCK                               031162100   3,603,750     60,000      60,000                         60,000
BANK NEW YORK INC
COMMON STOCK                               064057102   2,400,000     60,000      60,000                         60,000
BERKSHIRE HATHAWAY INC CL-A
COMMON STOCK                               084670108   5,610,000     100         100                            100
BRISTOL MYERS SQUIBB CO
COMMON STOCK                               110122108   3,851,250     60,000      60,000                         60,000
BROCADE COMMUNICATIONS
COMMON STOCK                               111621108   3,540,000     20,000      20,000                         20,000
CBS CORPORATION
COMMON STOCK                               12490K107   4,795,313     75,000      75,000                         75,000
CNET INC.
COMMON STOCK                               125945105   1,702,500     30,000      30,000                         30,000
CENDANT CORPORATION
COMMON STOCK                               151313103   3,187,500     120,000     120,000                        120,000
CISCO SYSTEMS, INC.
COMMON STOCK                               17275R102   12,855,000    120,000     120,000                        120,000
CLEARNET COMMUNICATIONS CL-A
COMMON STOCK                               184902104   3,437,500     100,000     100,000                        100,000
COLT TELECOM GROUP PLC SPN ADR
COMMON STOCK                               196877104   6,120,000     30,000      30,000                         30,000
DENDRITE INTERNATIONAL
COMMON STOCK                               248239105   3,119,888     92,100      92,100                         92,100
DITECH COMMUNICATIONS CORP
COMMON STOCK                               25500M103   2,337,500     25,000      25,000                         25,000
E-TEK DYNAMICS INC.
COMMON STOCK                               269240107   2,019,375     15,000      15,000                         15,000
FIRSTCITY LIQUIDATING TRUST
COMMON STOCK                               33762E108   360,000       16,000      16,000                         16,000
4 KIDS ENTERTAINMENT INC
COMMON STOCK                               350865101   6,020,000     215,000     215,000                        215,000
HEALTH MANAGEMENT ASSOC. CLA
COMMON STOCK                               421933102   14,712,500    1,100,000   1,100,000                      1,100,000
IMCLONE SYS INC
COMMON STOCK                               45245W109   7,925,000     200,000     200,000                        200,000
INFINITY BROADCASTING CORP.
COMMON STOCK                               45662S102   2,895,000     80,000      80,000                         80,000
INTERNATIONAL SPEEDWAY CORP
COMMON STOCK                               460335300   6,250,000     125,000     125,000                        125,000
INTERTAN INC
COMMON STOCK                               461120107   3,918,750     150,000     150,000                        150,000
JDS UNIPHASE CORPORATION
COMMON STOCK                               46612J101   4,839,375     30,000      30,000                         30,000
KING PHARAMACEUTICALS INC
COMMON STOCK                               495582108   8,970,000     160,000     160,000                        160,000
LIBERTY DIGITAL INC CL-A
COMMON STOCK                               530436104   2,227,500     30,000      30,000                         30,000
MRV COMMUNICATIONS INC
COMMON STOCK                               553477100   2,515,000     40,000      40,000                         40,000
MTI TECHNOLOGY CORP
COMMON STOCK                               553903105   1,475,000     40,000      40,000                         40,000
MANNESMANN AG-SPONS ADR
COMMON STOCK                               563775303   3,600,780     15,000      15,000                         15,000
MARKEL CORP
COMMON STOCK                               570535104   11,268,500    72,700      72,700                         72,700
MEDIMMUNE INC
COMMON STOCK                               584699102   2,488,125     15,000      15,000                         15,000
MEDIX RESOURCES INC
COMMON STOCK                               585011109   436,500       145,500     145,500                        145,500
MOTOROLA INC
COMMON STOCK                               620076109   4,417,500     30,000      30,000                         30,000
NETWORK ASSOCIATES INC
COMMON STOCK                               640938106   4,003,125     150,000     150,000                        150,000
NEXTEL COMMUNICATIONS CLA
COMMON STOCK                               65332V103   2,062,500     20,000      20,000                         20,000
NOKIA CORP SPON ADR
COMMON STOCK                               654902204   13,374,375    70,000      70,000                         70,000
PERKINELMER INC
COMMON STOCK                               714046109   25,012,500    600,000     600,000                        600,000
POWERTEL INC
COMMON STOCK                               73936C109   2,007,500     20,000      20,000                         20,000
PRICELINE.COM INC
COMMON STOCK                               741503106   3,529,438     74,500      74,500                         74,500
PULITZER INC
COMMON STOCK                               745769109   48,375,000    1,200,000   1,200,000                      1,200,000
QLOGIC CORP
COMMON STOCK                               747277101   3,197,500     20,000      20,000                         20,000
SVI SYSTEMS INC DELAWARE
COMMON STOCK                               784872103   2,400,000     200,000     200,000                        200,000
SALTON INC
COMMON STOCK                               795757103   7,329,500     219,200     219,200                        219,200
SEAGATE TECHNOLOGY INC
COMMON STOCK                               811804103   3,725,000     80,000      80,000                         80,000
SECURITY ASSOCIATES INTL INC
COMMON STOCK                               813764305   193,750       50,000      50,000                         50,000
TELIGENT, INC.
COMMON STOCK                               87959Y103   2,470,000     40,000      40,000                         40,000
THE TOPPS COMPANY INC
COMMON STOCK                               890786106   1,042,688     100,500     100,500                        100,500
USA NETWORKS INC
COMMON STOCK                               902984103   9,392,500     170,000     170,000                        170,000
US ONCOLOGY INC
COMMON STOCK                               90338W103   633,531       128,310     128,310                        128,310
UNITEDGLOBALCOM INC CL-A
COMMON STOCK                               913247508   12,712,500    180,000     180,000                        180,000
VOICESTREAM WIRELESS CORP
COMMON STOCK                               928615103   3,557,813     25,000      25,000                         25,000
WEBVAN GROUP, INC.
COMMON STOCK                               94845V103   1,650,000     100,000     100,000                        100,000
YAHOO INC.
COMMON STOCK                               984332106   4,326,875     10,000      10,000                         10,000
                                                       ***********
                                           TOTAL       377,055,601